Business combinations and assets held for sale, 2021 (Details) $ in Thousands					3 Months Ended	12 Months Ended
		Jan. 08, 2021 USD ($)	Jan. 07, 2021	Jan. 06, 2021 USD ($) MW	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2021
Business combinations [Abstract]
Acquisition, purchase price paid		$ 8,400
Assets and Liabilities Acquisition [Abstract]
Concessional assets					$ 35,000
Revenue contributed by the acquisitions					1,400
Amount of profit after tax					900
Assets held for sale [Abstract]
Assets held for sale					92,089	$ 0
Liabilities directly associated with the assets held for sale					72,172	0
Profit after tax of discontinued operations, acquisition date					500
Chile PV2 [Member] | Renewable Energy [Member]
Business combinations [Abstract]
Gross capacity | MW				40
Payment to acquire equity investment				$ 5,000
Percentage of non-controlling interests				65.00%
Asset Acquisition [Member]
Assets and Liabilities Acquisition [Abstract]
Concessional assets					35,095	170,769
Deferred tax assets					4,221
Cash & cash equivalents					2,250	17,646
Assets held for sale	[1]				95,036
Other current assets					728	31,243
Non-current project debt					(24,380)	(149,585)
Current project debt					(687)	(8,680)
Liabilities directly associated with the assets held for sale	[1]				(74,880)
Other current and non-current liabilities					(4,478)	(13,831)
Non-controlling interests					(8,287)	(25,308)
Total net assets acquired at fair value					24,618	22,610
Asset acquisition - purchase price					(16,680)	(22,610)
Fair value of previously held 15% stake in Rioglass					(3,048)
Liability for the Put option held by the seller of Rioglass					(4,890)
Net result of business combinations					0	0
Revenue contributed by the acquisitions						22,500
Amount of profit after tax						6,300
Rioglass [Member]
Business combinations [Abstract]
Percentage interest acquired		42.50%
Ownership interest		57.50%	15.00%
Acquisition, purchase price paid		$ 8,400
Additional consideration paid		$ 3,600
Financial instrument, liability					5,000
Assets held for sale [Abstract]
Assets held for sale					92,089	0
Liabilities directly associated with the assets held for sale					72,172	0
Total Assets held for sale, net					$ 19,917	$ 0
Rioglass [Member] | Plan [Member]
Business combinations [Abstract]
Percentage interest acquired							42.50%
Sale of ownership, percentage							42.50%

[1]	(*) The net assets of Rioglass are presented as Assets held for sale at acquisition date (see below).